Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 192,683	$ 103,986
Accounts receivable	5,883	7,138
Other	3,265	43,628
Total current assets	201,831	154,752
Non-current assets
Mineral stream interests	5,488,391	5,734,106
Early deposit mineral stream interests	33,241	31,741
Mineral royalty interest	3,047	3,036
Long-term equity investments	199,878	309,757
Convertible notes receivable	11,353	21,856
Property, plant and equipment	6,289	7,311
Other	13,242	15,448
Total non-current assets	5,755,441	6,123,255
Total assets	5,957,272	6,278,007
Current liabilities
Accounts payable and accrued liabilities	13,023	11,794
Current portion of performance share units	17,297	10,668
Current portion of lease liabilities	773	724
Other	76	41,514
Total current liabilities	31,169	64,700
Non-current liabilities
Bank debt	195,000	874,500
Lease liabilities	2,864	3,528
Deferred income taxes	214	148
Performance share units	11,784	8,401
Pension liability	1,670	810
Total non-current liabilities	211,532	887,387
Total liabilities	242,701	952,087
Shareholders' equity
Issued capital	3,646,291	3,599,203
Reserves	126,882	160,701
Retained earnings	1,941,398	1,566,016
Total shareholders' equity	5,714,571	5,325,920
Total liabilities and shareholders' equity	$ 5,957,272	$ 6,278,007